Regulatory Capital Requirements (Schedule Of Risk-Adjusted Capital Amounts And Ratios, UNBC And Union Bank) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
UNBC [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital to risk-weighted assets, Actual amount	$ 11,142		$ 9,685
Tier I capital to risk-weighted assets, Actual amount	9,641		8,029
Tier I capital to quarterly average assets, Actual amount	9,641	[1]	8,029	[1]
Total capital to risk-weighted assets, Amount for capital adequacy purposes	5,579		5,161
Tier I capital to risk-weighted assets, Amount for capital adequacy purposes	2,790		2,581
Tier I capital to quarterly average assets, Amount for capital adequacy purposes	3,372	[1]	3,106	[1]
Total capital to risk-weighted assets, Actual ratio	15.98%		15.01%
Tier I capital to risk-weighted assets, Actual ratio	13.82%		12.44%
Tier I capital to quarterly average assets, Actual ratio	11.44%	[1]	10.34%	[1]
Total capital to risk-weighted assets, Ratio for capital adequacy purposes	8.00%		8.00%
Tier I capital to risk-weighted assets, Ratio for capital adequacy purposes	4.00%		4.00%
Tier I capital to quarterly average assets, Ratio for capital adequacy purposes	4.00%	[1]	4.00%	[1]
Union Bank, N.A. [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital to risk-weighted assets, Actual amount	10,004		8,866
Tier I capital to risk-weighted assets, Actual amount	8,588		7,377
Tier I capital to quarterly average assets, Actual amount	8,588	[1]	7,377	[1]
Total capital to risk-weighted assets, Amount for capital adequacy purposes	5,546		5,119
Tier I capital to risk-weighted assets, Amount for capital adequacy purposes	2,773		2,560
Tier I capital to quarterly average assets, Amount for capital adequacy purposes	3,352	[1]	3,089	[1]
Total capital to risk-weighted assets, Actual ratio	14.43%		13.85%
Tier I capital to risk-weighted assets, Actual ratio	12.39%		11.53%
Tier I capital to quarterly average assets, Actual ratio	10.25%	[1]	9.55%	[1]
Total capital to risk-weighted assets, Ratio for capital adequacy purposes	8.00%		8.00%
Tier I capital to risk-weighted assets, Ratio for capital adequacy purposes	4.00%		4.00%
Tier I capital to quarterly average assets, Ratio for capital adequacy purposes	4.00%	[1]	4.00%	[1]
Total capital to risk-weighted assets, Amount required to be "well capitalized"	6,933		6,399
Tier I capital to risk-weighted assets, Amount required to be "well capitalized"	4,160		3,840
Tier I capital to quarterly average assets, Amount required to be "well capitalized"	$ 4,190	[1]	$ 3,861	[1]
Total capital to risk-weighted assets, Ratio required to be "well capitalized"	10.00%		10.00%
Tier I capital to risk-weighted assets, Ratio required to be "well capitalized"	6.00%		6.00%
Tier I capital to quarterly average assets, Ratio required to be "well capitalized"	5.00%	[1]	5.00%	[1]

[1]	Excludes certain intangible assets.